Deposits (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Time Deposits, Fiscal Year Maturity [Abstract]
2025		$ 44,829,942
2026		9,606,274
2027		11,570,177
2028		1,052,040
2029		386,414
Thereafter		272,888
Total		67,717,735
Non-interest-bearing demand accounts	$ 23,148,856	25,936,461	$ 26,180,842
Certificates of deposit	68,685,267	67,716,735	250,000
Total deposits	172,165,268	172,980,754
Certificates of deposit that meet or exceed FDIC insurance limit		23,317,115	38,627,407
Brokered deposits	$ 13,400,000	$ 13,434,000	$ 22,158,000